                                                    REGISTRATION NO. 333-132200
                                                     REGISTRATION NO. 811-04335
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-6
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933      [_]
                       PRE-EFFECTIVE AMENDMENT NO.      [_]
                     POST-EFFECTIVE AMENDMENT NO. 10    [X]
                                  AND/OR
                          REGISTRATION STATEMENT
                                  UNDER
                    THE INVESTMENT COMPANY ACT OF 1940  [_]
                            AMENDMENT NO. 104           [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                              SEPARATE ACCOUNT FP
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: As soon as practical after the effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On April 30, 2012 pursuant to paragraph (b)(1)(vii) of Rule 485.
    [X]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered

   Units of interest in Separate Account FP.

================================================================================

                               EXPLANATORY NOTE

   Registrant is filing this Post-Effective Amendment No. 10 ("PEA") to the Form N-6 Registration Statement No. 333-132200 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP for the purposes of including in the Registration Statement the additions/modifications reflected in the Supplement. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-6. The PEA does not amend or delete any other Prospectus, or supplement to any Prospectus, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

Corporate Owned Incentive Life(R)

PROSPECTUS SUPPLEMENT DATED OCTOBER   , 2012

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus and statement of additional information and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to describe the new Policy Continuation Rider that is available on or about October 24, 2012, subject to approval in your state and eligibility requirements. The Policy Continuation Rider provides protection against policy lapse when the net policy account value (policy account value less any outstanding policy loan and accrued loan interest) are insufficient to cover the monthly deductions of the policy. If you exercise the Policy Continuation Rider, the policy will then become "paid-up" life insurance.

There is no charge for the Policy Continuation Rider unless and until it is exercised. If it is exercised, there is a one-time charge. The charge for the rider is described in more detail below.

EXERCISING THE POLICY CONTINUATION RIDER

In order to exercise the Policy Continuation Rider, ALL of the following conditions must be met under your policy:

   (1)the amount of any outstanding policy loan and accrued loan interest equals or exceeds the policy account value multiplied by the Policy Continuation Trigger Percentage shown in your policy;

   (2)your policy has been in force for at least 15 policy years;

   (3)the insured person's attained age is at least 75;

   (4)the outstanding loan amount and accrued loan interest exceeds the current base policy face amount plus the current face amount of any Integrated Term Insurance Rider, if elected;

   (5)the death benefit option then in effect is Option A (the rider cannot be exercised if Option B is in effect);

   (6)the policy is not then in a grace period;

   (7)no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code;

   (8)there must be sufficient net policy account value to cover the Policy Continuation Charge described later in this supplement; and

   (9)the policy must not be a Modified Endowment Contract as defined in section 7702A of the Internal Revenue Code of 1986 and exercising this rider must not cause the policy to become a Modified Endowment Contract.

NOTIFICATION AND EXERCISE OF THE POLICY CONTINUATION RIDER

We will notify you within 15 days after the beginning of the policy month when all of the conditions listed above occur that you may exercise the Policy Continuation Rider. If you wish to exercise the Policy Continuation Rider, you must respond in writing to our Administrative Office within 45 days after the date of the notice.

If there is any amount remaining in the unloaned policy account in excess of the Policy Continuation Charge, we will treat your instruction to exercise this rider as a request for an additional loan equal to this excess amount. Such amount will then be distributed to you on the effective date of Policy Continuation. Once you exercise the Policy Continuation Rider, Policy Continuation will remain in effect during the lifetime of the insured person unless the policy is surrendered.

If you do not respond to our notice telling you that you are eligible to exercise the Policy Continuation Rider, your policy and the rider will continue according to their terms. You may still exercise this Policy Continuation Rider at some future time if the appropriate conditions are met. PLEASE NOTE, HOWEVER, THAT WE WILL NOT SEND YOU ANOTHER NOTICE OF ELIGIBILITY TO EXERCISE THIS RIDER AND THE POLICY MAY LAPSE.

EFFECTIVE DATE OF POLICY CONTINUATION

Policy Continuation will take effect at the beginning of the policy month that coincides with, or next follows, the date we receive your instruction to exercise the Policy Continuation Rider. If the net policy account value at that time is not sufficient to cover the Policy Continuation Charge, you will be given 30 days to remit sufficient funds to cover any deficiency for this charge. If these funds are not received within that time, Policy Continuation will not take effect.

                   EVM-04 (10/12)                    Catalog No. 150015 (10/12)
                   NB                                                   #383762

POLICY CONTINUATION CHARGE

There is no charge for this rider unless and until it is exercised. If this rider is exercised, there is a one-time charge. This charge is equal to the policy account value on the date this rider is exercised multiplied by the Policy Continuation Charge Rate shown in your policy. This rate is based on the age of the insured person on the date this rider is exercised and your choice of a life insurance qualification test. See "Your choice of a life insurance qualification test and limits on premium payments" under "How you can pay for and contribute to your policy" in "Risk/benefit summary: Policy features and risks" in your Prospectus.

The following is added to your Prospectus under "Tables of policy charges" in "Risk/benefit summary: Charges and expenses you will pay":

-------------------------------------------------------------------------------------------------------------------------
                                    TRANSACTION FEES
-------------------------------------------------------------------------------------------------------------------------
                             WHEN CHARGE IS DEDUCTED                   MAXIMUM AMOUNT THAT MAY BE
                                                                       DEDUCTED
-------------------------------------------------------------------------------------------------------------------------
POLICY CONTINUATION          Once -- on the date the rider is          The charge is equal to policy
RIDER/(1)/                   exercised                                 account value on the date of
                                                                       exercise, multiplied by the
                                                                       Policy Continuation Charge Rate:

                                                                       Maximum rate for policy with
                                                                       guideline premium test: 5%
                                                                       Maximum rate for policy with cash
                                                                       value accumulation test:
                                                                       18.95%/(2)/
-------------------------------------------------------------------------------------------------------------------------

(1)The one-time charge is based on the age of the insured person on the date of exercise and the life insurance qualification test selected at issue.
(2)This is the maximum rate for an insured person who has attained age 75. The rate declines each year based on attained age.

EFFECT OF POLICY CONTINUATION

If Policy Continuation takes effect subject to the Policy Continuation Rider, all other additional benefit riders (except any Integrated Term Insurance Rider) and endorsements will terminate when Policy Continuation takes effect. Currently, the only additional benefit rider available is the Integrated Term Rider. From that point forward, ALL of the following will apply:

   (1)the policy will not lapse and no further premiums will be required;

   (2)loan interest will continue to be due on each policy anniversary. If the interest is not paid when due, it will be added to your outstanding loan;

   (3)any payments we receive from you while the policy is on Policy Continuation will be applied as loan repayments and will be allocated to the unloaned portion of the guaranteed interest option to the extent of any outstanding loan and accrued loan interest. Any excess will be refunded to you; and

   (4)on each policy anniversary and any time you repay all of a policy loan, interest credited to the loaned portion of the guaranteed interest option will be allocated to the unloaned portion of the guaranteed interest option.

When Policy Continuation is in effect subject to the Policy Continuation Rider, ALL of the following are prohibited:

   (1)partial withdrawals;

   (2)premium payments;

   (3)changes to the policy face amount or death benefit option;

   (4)transfers out of, or allocations to, the unloaned guaranteed interest option even if the loan is fully repaid; and

   (5)any other requested policy changes.

When Policy Continuation is in effect, the death benefit of this policy including the death benefit of the Integrated Term Insurance Rider, if elected, is the greatest of: (a) the Policy Account Value or the outstanding loan and accrued loan interest on the insured person's date of death, whichever is greater, multiplied by a percentage shown in your policy for the insured person's age (nearest birthday) at the beginning of each policy year, (b) the outstanding loan and accrued loan interest on the insured person's date of death plus $10,000, or (c) the current base policy face amount, plus the current face amount of the Integrated Term Insurance Rider, if elected.

We will deduct the amount of any outstanding policy loan and accrued loan interest from the death benefit we will pay.

POLICY CONTINUATION RIDER TERMINATION

This rider will terminate when the policy terminates.

POLICY CONTINUATION RIDER RESTORATION

If your policy ends without value at the end of a grace period, the Policy Continuation Rider may be restored along with the policy in accordance with the conditions specified in your policy.







                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104

   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved.
                       Corporate Owned Incentive Life(R)
     is a registered service mark of AXA Equitable Life Insurance Company.

                                    PART C

                               OTHER INFORMATION

Item 26. Exhibits

               (a) Certified resolution re Authority to Market Variable Life Insurance and Establish Separate Accounts, incorporated herein by reference to Exhibit No. 1-A(1)(a)(i) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

               (b)         Inapplicable.

               (c) Broker-Dealer and General Agent Sales Agreement, incorporated herein by reference to Exhibit 1-A(3)(b) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

               (d) Distribution and Servicing Agreement dated as of May 1, 1994, among EQ Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit 1-A(8) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

               (e) Distribution Agreement dated January 1, 2000, for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit No. 1-A(10)(c) to Registration Statement on Form S-6, (File No. 333-17663), filed on April 19, 2001.

               (f) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

               (f)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

               (f)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (g) Transition Agreement dated January 1, 2000, for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit No. 1-A(10)(d) to Registration Statement on Form S-6, (File No. 333-17663), filed on April 19, 2001.

               (h) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                           Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 2-30070), filed April 19, 2004.

               (h)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4, (File
                           No. 333-05593), filed April 24, 2012.

               (h)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File
                           No. 333-05593), filed April 24, 2012.

               (h)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                           Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (h)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

               (h)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (h)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

               (h)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

               (h)(viii) Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

               (h)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

               (i)(i) Form of BGA Sales Agreement for Fixed and Variable Life Insurance and Annuity Products incorporated herein by reference to Exhibit (c)(iv)(e) to Registration Statement (File No. 333-103202) filed on April 27, 2004.

               (i)(ii) The information concerning commissions included in the prospectuses forming part of this registration statement under "How we market the policies" is incorporated herein by reference.

               (i)(iii) Flexible Premium Variable Life Insurance Policy (95-300) (Corporate Incentive Life) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(a)(iv) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

               (i)(iv) Flexible Premium Variable Life Insurance Policy (99-300), incorporated herein by reference to Exhibit No. 1-A(5)(a)(vi) to Registration Statement on Form S-6, File No. 333-17663, filed on March 1, 1999.

               (i)(v) Accelerated Death Benefit Rider (R94-102) (Equitable), incorporated herein by reference to Exhibit No. 1-A(5)(p) to Registration Statement on Form S-6, (File No. 333-17663), filed on
                           December 11, 1996.

               (i)(vi) Form of Flexible Premium Variable Life Insurance Policy (03-400) (Corporate Incentive Life) as previously filed with this Registration Statement on March 3, 2006.

               (i)(vii) Flexible Premium Variable Life Insurance Policy (08-300) (Corporate Owned Incentive Life), previously filed with this Registration Statement (File No. 333-132200) on December 12, 2008.

               (i)(viii) Integrated Term Insurance Rider (R08-40), previously filed with this Registration Statement (File
                           No. 333-132200) on December 12, 2008.

               (i)(ix) Form of Policy Continuation Rider (ICC12-R12-30), is filed herewith.

               (j)(i) Application EV4-200Y (Equitable), incorporated herein by reference to Exhibit No. 1-A(10)(b) to Registration Statement on Form S-6, (File No. 333-17663), filed on December 11, 1996.

               (j)(ii) Form of Application (AXAV1-2002), incorporated herein by reference to Exhibit No. 1-A(10)(b)(ii) to Registration Statement on Form S-6, (File No. 333-17663), filed on August 9, 2002.

               (j)(iii) Form of Application (AXA301-1), as previously filed with this Registration Statement on March 3, 2006.

               (j)(iii)(a) Revised Form of Application (AXA 301-01),
                           incorporated herein by reference to Exhibit
                           26(e)(iii)(a) to Registration Statement on Form N-6, (File No. 333-103199), filed on April 22, 2008.

               (j)(iv) Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File
                           No. 333-134304) filed on May 19, 2006.

               (j)(iv)(a) Revised Form of Application for Life Insurance (AMIGV-2005), incorporated herein by reference to
                           Exhibit 26(e)(iv)(a) to Registration Statement on Form N-6, (File No. 333-103199), filed on April 22, 2008.

               (j)(v) Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL COLI '04 2005), previously filed with this Registration Statement (File No. 333-132200) on April 25, 2007.

               (j)(v)(a) Revised Form of Variable Universal Life Supplement to the Application (Form No. VUL-GV/IL COLI '04
                           (2005) previously filed with this Registration Statement (File No 333-132200) on September 3, 2008.

               (j)(vi) Form of Variable Universal Life Supplement (Form No. VUL-GV/COIL (2008), previously filed with this Registration Statement (File No. 333-132200) on December 12, 2008.

               (k)(i) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement to Form N-4 (File No. 333-05593), filed on April 24, 2012.

(k)(ii) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

(l)(a)(ii) Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States incorporated herein by reference to Exhibit No. 26.(g) to Registration Statement on Form N-6, (File No. 333-103199), filed on April 4, 2003.

(m) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7, 2003.

(m)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on
            Form N-1A filed on February 10, 2004.

(m)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on
            Form N-1A filed on October 15, 2004.

(m)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on
            Form N-1A filed on October 15, 2004.

(m)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on
            Form N-1A filed on April 7, 2005.

(m)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

(m)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on
            Form N-1A filed on February 2, 2007.

(m)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on
            Form N-1A filed on April 27, 2007.

(m)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on
            Form N-1A filed on December 27, 2007.

(m)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on
            Form N-1A filed on February 13, 2009.

(m)(b)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

(m)(b)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on
            Form N-1A filed on April 15, 2009.

(m)(b)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and
            Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

(m)(b)(xiii)Amendment No. 13, dated August 16, 2010, to the Amended and
            Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(m)(b)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and
            Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

(m)(b)(xv) Amendment No. 15, dated June 7, 2011, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

(n) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

(n)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

(n)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

(n)(iii) Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

 (o) Participation Agreement by and Among AIM Variable Insurance Funds, A I M Distributors, Inc., AXA Equitable Life Insurance Company, on Behalf of itself and its Separate Accounts, AXA Advisors, LLC, and AXA Distributors, LLC, dated July 1, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

 (o)(i) Amendment No. 1 effective October 15, 2009 among AIM Variable Insurance Funds, AIM Distributors, Inc., AXA Equitable Life Insurance Company, on behalf of its Separate Accounts, AXA Advisors, LLC and AXA Distributors, LLC incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) filed on April 24, 2012.

 (p) Fund Participation Agreement among AXA Equitable Life Insurance Company, American Century Investment Management, Inc., and American Century Investment Services, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-153809) filed on July 8, 2011.

 (q) Participation Agreement among AXA Equitable Life Insurance Company, BlackRock Variable Series Funds, Inc., BlackRock Advisors, LLC, and Black Rock Investments, LLC, dated October 16, 2009, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

 (r) Participation Agreement as of July 1, 2005 Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors, LLC, and AXA Distributors, LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

 (r)(i) Amendment No. 3 effective as of May 1, 2010 to Participation Agreement as of July 1, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., AXA Equitable Life Insurance Company, AXA Advisors LLC and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-130988) filed on April 24, 2012.

 (s) Fund Participation Agreement among AXA Equitable Life Insurance Company, Ivy Funds Variable Insurance Portfolios and Waddell & Reed, Inc., incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

 (t) Fund Participation Agreement among AXA Equitable Life Insurance Company, Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

 (u) Participation Agreement among MFS Variable Insurance Trust, Equitable Life Assurance Society of the United States, and Massachusetts Financial Service Company, dated July 18, 2002, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

 (v) Participation Agreement among T.Rowe Price Equity Series, Inc., T.Rowe Price Investment Services, Inc. and AXA Equitable Life Insurance Company, dated July 20, 2005, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

 (w) Participation Agreement among MONY Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributions LLC, dated December 1, 2001, incorporated by reference to the Registration Statement on Form N-4 (File No. 333-160951) filed on November 16, 2009.

 (w)(i) Third Amendment dated October 20, 2009 to the Participation Agreement, (the "Agreement") dated December 1, 2001 by and among MONY Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Funds Distributions LLC (collectively, the "Parties") adding AXA Equitable Insurance Company as a Party to the Agreement incorporated by reference to the Registration Statement on Form N-4 (File No. 333-178750) filed on December 23, 2011.

               (x)         Administration Contracts. See (c)(ii), (iii) & (iv).

               (y)         Inapplicable.

               (z) Opinion and Consent of Dodie Kent, Vice President and Associate General Counsel of AXA Equitable, filed herewith.

               (a)(a) Opinion and Consent of Brian Lessing, FSA, MAAA, Vice President and Actuary of AXA Equitable, previously filed with this Registration Statement, File No. 333-132200 on April 26, 2012.

               (a)(b) Sample Calculation for Illustrations, previously filed with this Registration Statement, File No. 333-132200 on April 26, 2012.

               (a)(d)      Powers of Attorney, filed herewith.

               (a)(e)      Inapplicable.

               (a)(f)      Inapplicable.

               (a)(g) Description of Equitable's Issuance, Transfer and Redemption Procedures for Flexible Premium Policies pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940, incorporated herein by reference to Exhibit No. 8 to Registration Statement on Form S-6, File No. 333-17663, filed on December 11, 1996.

--------
+ State Variations not included

Item 27. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
----------------                -------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
8 Highcroft Lane
Malvern, PA 19355

Charlynn Goins                  Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
7129 Fairway Vista Drive
Charlotte, NC 28226

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                   Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Richard C. Vaughan                  Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson                       Director, Chairman of the Board and
                                    Chief Executive Officer

*Andrew J. McMahon                  Director and President

OTHER OFFICERS
--------------

*Anders Malmstrom                   Senior Executive Vice President
                                    and Chief Financial Officer

*Andrea M. Nitzan                   Executive Vice President
                                    (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge           Executive Vice President,
                                    Chief Investment Officer and
                                    Treasurer

*Michael B. Healy                   Executive Vice President
                                    and Chief Information Officer

*Salvatore Piazzolla                Senior Executive Vice President

*Mary Fernald                       Senior Vice President and Chief
                                    Underwriting Officer

*David Kam                          Senior Vice President and Actuary

*Kevin E. Murray                    Executive Vice President

*Anne M. Katcher                    Senior Vice President and Senior Actuary

*Anthony F. Recine                  Senior Vice President, Chief Compliance
                                    Officer and Deputy General Counsel

*Karen Field Hazin                  Vice President, Secretary and Associate
                                    General Counsel

*Dave S. Hattem                     Senior Vice President and General Counsel

*Michel Perrin                      Senior Vice President and Actuary

*Naomi J. Weinstein                 Vice President

*Charles A. Marino                  Executive Vice President and Chief
                                    Actuary

*Nicholas B. Lane                   Senior Executive Vice President and
                                    President, Retirement Savings

*David W. O'Leary                   Executive Vice President

*Robert O. Wright, Jr.              Executive Vice President

*Amy J. Radin                       Senior Executive Vice President and
                                    Chief Marketing Officer

Item 28. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

            Separate Account FP of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

            AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

            (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-178750) on Form N-4, filed December 23, 2011.

            (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q1-2012 is filed herewith.

Item 29. Indemnification

         (a)  Indemnification of Officers and Directors

              The by-laws of the AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

              7.4 Indemnification of Directors, Officers and Employees.

              (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                   (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                   (ii) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                   (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

              (b) To the extent permitted by the law of the State of New York, the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726: Insurance Law ss.1216).

       The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

       (b) Indemnification of Principal Underwriters

       To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC. and AXA Advisors, LLC.

       (c) Undertaking

       Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America are the principal underwriters for Separate Accounts 70, 49, 301, FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for Separate Accounts 45, A and I, and MONY's Variable Account S and Keynote. The principal business address of both AXA Advisors, LLC and AXA Distributors, LLC, is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i)  AXA ADVISORS, LLC

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                    (AXA ADVISORS LLC)
------------------                  ------------------------------------------

*Andrew J. McMahon                  Director, Chief Financial Protection &
                                    Wealth Management Officer

*Christine Nigro                    President and Director

*Anders B. Malmstrom                Director

*Amy J. Radin                       Director

*Manish Agarwal                     Director

*Nicholas B. Lane                   Director and Chief Retirement Services
                                    Officer

*Robert O. Wright, Jr.              Director, Chairman of the Board and
                                    Chief Sales Officer

*Frank Massa                        Chief Operating Officer

*Philip Pescatore                   Chief Risk Officer

*William Degnan                     Senior Vice President

*David M. Kahal                     Senior Vice President

*George Papazicos                   Senior Vice President

*Vincent Parascandola               Senior Vice President

*Robert P. Walsh                    Vice President and Chief Anti-Money
                                    Laundering Officer

*Page Pennell                       Vice President and Acting Broker-Dealer
                                    Chief Compliance Officer

*Maurya Keating                     Vice President, Chief Broker Dealer
                                    Counsel and Acting Investment Advisors
                                    Chief Compliance Officer

*Francesca Divone                   Secretary

*Susan Vesey                        Assistant Secretary

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David W. O'Leary                  Executive Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

       (c) The information under "Distribution of the Policies" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 31. Location of Accounts and Records

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, MO 64105.

Item 32. Management Services

            Not applicable.

Item 33. Representation Regarding Reasonableness of Aggregate Policy Fees and Charges

            AXA Equitable represents that the fees and charges deducted under the Policies described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Policies.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 31st day of August, 2012.

                            SEPARATE ACCOUNT FP OF AXA EQUITABLE LIFE
                            INSURANCE COMPANY (REGISTRANT)

                            By:  AXA EQUITABLE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                            By:  /s/ Dodie Kent
                                 ----------------------------------------
                                 Dodie Kent
                                 Vice President and Associate General Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 31st day of August, 2012.

                               AXA EQUITABLE LIFE INSURANCE COMPANY
                               (DEPOSITOR)

                               By:  /s/ Dodie Kent
                                    -----------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders Malmstrom                        Senior Executive Vice President and
                                         Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President (acting
                                         Principal Accounting Officer)

*DIRECTORS:

Mark Pearson                 Danny L. Hale        Ramon de Oliveira
Henri de Castries            Anthony J. Hamilton  Bertram Scott
Denis Duverne                Peter S. Kraus       Lorie A. Slutsky
Barbara Fallon-Walsh         Andrew J. McMahon    Ezra Suleiman
Charlynn Goins                                    Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      August 31, 2012

                                 EXHIBIT INDEX

 EXHIBIT NO.                                                        TAG VALUE
 -----------                                                        ---------

 26(i)(ix)    Policy Continuation Rider                             EX-99.26iix

 26(z)        Opinion and Consent of Dodie Kent                     EX-99.26z

 26(a)(d)     Powers of Attorney                                    EX-99.26ad

 28(b)        Subsidiary Organization Chart                         EX-99.28b